Investment Objectives and Goals	Nov. 01, 2025
Hussman Strategic Market Cycle Fund
Prospectus [Line Items]
Risk/Return [Heading]	Risk/Return Summary
Objective [Heading]	What is the Fund’s Investment Objective?
Objective, Primary [Text Block]	HUSSMAN STRATEGIC MARKET CYCLE FUND (the “Fund”) seeks to achieve long-term capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.
Hussman Strategic Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	Risk/Return Summary
Objective [Heading]	What is the Fund’s Investment Objective?
Objective, Primary [Text Block]	HUSSMAN STRATEGIC TOTAL RETURN FUND (the “Fund”) seeks to achieve long-term total return from income and capital appreciation.
Hussman Strategic Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Risk/Return Summary
Objective [Heading]	What is the Fund’s Investment Objective?
Objective, Primary [Text Block]	HUSSMAN STRATEGIC ALLOCATION FUND (the “Fund”) seeks to achieve total return through a combination of income and capital appreciation.